Label	Element	Value
BNY Mellon Small Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	July 25, 2013 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Small Cap Multi-Strategy Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund - Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details – BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.